Fees Summary	Aug. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,215,000.00
Previously Paid Amount	0.00
Total Fee Amount	492.22
Total Offset Amount	0.00
Net Fee	492.22
Narrative - Max Aggregate Offering Price	$ 3,215,000.00
Final Prospectus	true